License Agreements (Details Narrative) - USD ($)	1 Months Ended
	Jul. 30, 2021	Mar. 31, 2017	Jun. 30, 2019
Series 1c Preferred Units Issued			5,221,156
License Agreement | Villani, Inc
Series 1c Preferred Units Issued		5,221,156
Outstanding Loan Forgiven		$ 400,000
Percentage Of Fully Diluted Capitalization		5.00%
Proceeds From Stock Issued		$ 730,962
Maximum Future Milestone Payments		$ 202,500
License Agreement (Second Amendment) | Villani, Inc
Payments Made To Related Party After Ipo Closed	$ 1,000,000
Future Milestone Payments Payable Upon The Achievement Of Specified Development And Sales Milestones	$ 40,500,000